Leases - Schedule of Future Minimum Lease Payments Due Under Noncancelable Operating Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 6,936
2024	7,313
2025	7,679
2026	8,062
2027	8,466
Thereafter	1,439
Total future minimum lease payments	39,895
Less: imputed interest	(9,933)
Total operating lease liabilities	$ 29,962
2022		$ 6,375
2023		6,734
2024		7,100
2025		7,455
2026		7,828
Thereafter		9,617
Total future minimum lease payments		$ 45,109